Other Receivables Short Term (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other current receivables [abstract]
Schedule of other short term receivables
	December 31,
	2022	2021

Government authorities	193	141
Contract asset related to BARDA	-	347
Prepaid expenses and other	457	439

	650	927